Legal proceedings (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,970
Payments	(288)
Translation adjustment	258
Balance at the ending	2,129
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	201	$ 90
Additions and reversals, net	2	5
Payments	(17)	(2)
Indexation and interest	1	9
Acquisition of Alianca Energia	(62)
Translation adjustment	26	(13)
Balance at the ending	151	89
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	290	380
Additions and reversals, net	(39)	18
Payments	(30)	(58)
Indexation and interest	10	15
Acquisition of Alianca Energia	(5)
Translation adjustment	35	(52)
Balance at the ending	261	303
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	482	514
Additions and reversals, net	96	78
Payments	(48)	(53)
Indexation and interest	18	1
Translation adjustment	69	(68)
Balance at the ending	617	472
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	40	15
Additions and reversals, net	31	3
Payments	(30)
Indexation and interest	1	1
Acquisition of Alianca Energia	(27)
Translation adjustment	6	(3)
Balance at the ending	21	16
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,013	999
Additions and reversals, net	90	104
Payments	(125)	(113)
Indexation and interest	30	26
Acquisition of Alianca Energia	(94)
Translation adjustment	136	(136)
Balance at the ending	$ 1,050	$ 880